Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value
Guam (2.1%)
Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	AAA/P	$1,000,000	$1,010,560
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	1,200,000	1,416,840
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	600,000	622,584
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	484,552
5.00%, 7/1/34	A	200,000	243,002
5.00%, 7/1/30	A	465,000	574,052
5.00%, 7/1/29	A	400,000	496,864
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	500,000	523,550
5.00%, 10/1/34	Baa2	200,000	215,352

			5,587,356
Indiana (1.8%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	4,000,000	4,875,280

			4,875,280
Louisiana (0.5%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	A+/F	1,000,000	1,240,470

			1,240,470
Massachusetts (89.1%)
Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds, (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,252,150
MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,306,450
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A-2
5.00%, 7/1/44	AA	2,400,000	2,933,736
5.00%, 7/1/43	AA	4,960,000	6,069,989
MA State G.O. Bonds
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,147,620
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,701,460
Ser. A, 5.00%, 1/1/35	Aa1	1,285,000	1,616,813
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,287,220
4.00%, 5/1/35	Aa1	3,000,000	3,243,840
MA State VRDN, (Construction Loan), Ser. A, 1.30%, 3/1/26	VMIG 1	1,500,000	1,500,000
MA State College Bldg. Auth. Rev. Bonds
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,349,085
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,719,465
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,625,010
Ser. A, 5.00%, 5/1/36	Aa2	2,120,000	2,298,970
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	AAA/P	730,000	806,197
MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,277,383
5.00%, 1/1/32	A+	2,775,000	2,809,604
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	781,061
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32 (Prerefunded 1/1/21)	BBB+	800,000	863,856
(Tufts Med. Ctr.), Ser. I, U.S. Govt. Coll., 7.25%, 1/1/32 (Prerefunded 1/1/21)	AAA/P	1,200,000	1,296,624
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	150,000	169,518
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	150,000	177,330
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	7,630,900
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	BB+	500,000	552,840
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,602,760
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	707,098
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,645,792
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB+/F	700,000	796,397
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	602,245
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,500,000	2,826,150
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,153,770
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,385,180
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,296,800
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,499,063
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,877,704
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	305,000	308,935
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB+/F	250,000	286,713
(Atrius Hlth. Oblig. Group), Ser. A, 5.00%, 6/1/39	BBB	2,500,000	3,063,850
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,135,730
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	591,560
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	419,611
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,181,710
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	767,247
(Caregroup), Ser. I, 5.00%, 7/1/37	A	500,000	596,445
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,297,509
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB+	1,630,000	1,826,056
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	529,947
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	749,359
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,249,320
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,340,482
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	984,677
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	1,119,522
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	718,596
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	559,314
Ser. O, 5.00%, 12/1/35(FWC)	A1	185,000	238,519
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35	A1	1,000,000	1,002,940
(Beth Israel Lahey Hlth. Obligated Group), Ser. K, 5.00%, 7/1/35	A	500,000	632,920
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,172,010
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	586,396
Ser. O, 5.00%, 12/1/34(FWC)	A1	200,000	258,704
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34	A1	1,745,000	2,265,237
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,266,178
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,146,010
(Beth Israel Lahey Hlth. Obligated Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,271,030
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	813,699
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	689,013
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,268,790
Ser. O, 5.00%, 12/1/33(FWC)	A1	150,000	194,735
(Beth Israel Lahey Hlth. Obligated Group), Ser. K, 5.00%, 7/1/33	A	665,000	848,128
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	1,005,616
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	1,145,358
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	830,798
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	3,476,075
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	357,417
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa1	1,600,000	1,900,208
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	843,757
Ser. O, 5.00%, 12/1/31(FWC)	A1	250,000	328,085
(Northeastern U.), 5.00%, 10/1/31	A1	500,000	552,265
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A+/F	1,000,000	1,161,260
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,642,595
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,802,690
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,219,890
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,052,940
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	590,495
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	876,019
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	746,642
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	297,668
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	346,212
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	5,131,263
(Partners Healthcare System, Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,874,925
(Partner's Healthcare System, Inc.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,181,887
(Wellesley College), Ser. L, 4.00%, 7/1/34	Aa1	860,000	1,008,032
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	468,041	139,607
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,651,840
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,695,800
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 1.30%, 10/1/42	VMIG 1	6,900,000	6,900,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	500,000	571,080
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,117,290
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.28%, 10/1/42	VMIG 1	2,700,000	2,700,000
MA State Dev. Fin. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Waste Mgt., Inc.), 2.15%, 5/1/27	A-	1,625,000	1,632,735
MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	610,000	620,236
Ser. J, 5.625%, 7/1/28	AA	350,000	370,199
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,208,975
5.00%, 1/1/24	AA	500,000	573,180
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	300,000	318,768
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,090,390
(Winchester Hosp.), 5.25%, 7/1/38 (Prerefunded 7/1/20)	A-	2,225,000	2,301,340
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,500,000
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB+	725,000	747,519
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	Baa1	1,500,000	1,504,515
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	190,572
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	BB+	850,000	856,239
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	300,000	310,395
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A1	1,000,000	1,105,480
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A1	2,000,000	2,210,960
MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 1.23%, 7/1/44	A-1	800,000	800,000
(Tufts U.), Ser. N-2, 1.23%, 8/15/34	VMIG 1	2,200,000	2,200,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	410,000	412,546
Ser. A, 5.10%, 12/1/30	Aa2	895,000	899,421
Ser. D, 5.05%, 6/1/40	Aa2	1,100,000	1,100,880
Ser. 171, 4.00%, 12/1/44	Aa1	350,000	365,400
Ser. SF-169, 4.00%, 12/1/44	Aa1	735,000	764,657
Ser. 160, 3.75%, 6/1/34	Aa1	140,000	142,695
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	890,000	932,765
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,077,100
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,959,910
MA State Port Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/47	Aa2	3,000,000	3,596,310
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,538,122
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	3,131,550
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,831,170
Ser. A, 5.00%, 7/1/33	Aa2	775,000	929,954
Ser. A, 5.00%, 7/1/32	Aa2	755,000	907,427
Ser. C, 5.00%, 7/1/30	Aa2	2,500,000	3,244,200
MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,881,702
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	A1	2,500,000	2,534,700
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,381,140
MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,029,714
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,152,800
Ser. C, 5.00%, 8/15/37	AA+	2,000,000	2,384,140
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,078,580
MA State Trans. Fund Rev. Bonds
Ser. A, 5.00%, 6/1/41	Aa1	2,500,000	3,089,000
(Rail Enhancement & Accelerated), 5.00%, 6/1/38	Aa1	3,000,000	3,628,440
MA State Wtr. Resource Auth. Rev. Bonds
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,819,335
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,638,670
Ser. B, 5.00%, 8/1/34	Aa1	1,220,000	1,567,993
Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	1,795,000	1,800,331
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,112,738
U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,771,450
Worcester, G.O. Bonds, (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,157,147

			238,742,176
Nevada (0.7%)
NV State Dept. of Bus. & Ind. 144A Mandatory Put Bonds (12/2/19), (Republic Services, Inc.), 1.875%, 12/1/26	BBB+	2,000,000	2,002,140

			2,002,140
New York (1.2%)
NY State Thruway Auth. Rev. Bonds, 4.00%, 2/1/20	Aaa	3,215,000	3,219,630

			3,219,630
Ohio (1.4%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,500,000	2,948,950
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	858,533

			3,807,483
South Carolina (0.6%)
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.944%, 10/1/31	A1	1,500,000	1,500,345

			1,500,345
Texas (0.8%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	804,769
4.00%, 11/15/32	AA	1,100,000	1,272,480

			2,077,249
TOTAL INVESTMENTS

Total investments (cost $246,093,792)			$263,052,129

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $267,763,789.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	27.2%
	Health care	15.7
	Tax bonds	11.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$263,052,129	$—

Totals by level	$—	$263,052,129	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com